Other non-financial assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Non-current
Current income tax assets	$ 1,909,000
Assets for current income taxes	15,150,000	$ 28,046,000
Sociedad Minera Cerro Verde S.A.A.
Current
Value added tax (VAT) credit	39,143,000	33,014,000
Non-current
Other receivables	274,029,000	333,338,000
Uncertain tax position	18,252,000	16,635,000
Other taxes to be recovered	1,981,000	1,928,000
Total Non-Current	294,262,000	351,901,000
Total other non-financial assets	333,405,000	384,915,000
Current payables on social security and taxes other than income tax	8,400,000	0
Protest disbursement under disputed tax	192,600,000	262,300,000
Custom taxes	16,200,000	15,700,000
Assets for current income taxes	56,800,000	55,300,000
Income tax expense	18,300,000	$ 16,600,000	$ 16,600,000	$ 16,600,000	$ 16,600,000
El Brocal
Non-current
Payment for acquisition of subsidiary	$ 34,000,000.0